UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments

Foreign Government Bonds — 71.6%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.7%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$260,809
Albania Government Bond, 8.93%, 4/23/25	ALL	66,500	641,998
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,573,351

Total Albania			$2,476,158

Argentina — 3.0%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	1,020	$1,101,600
Republic of Argentina, 0.75%, 2/22/17	USD	2,348	2,324,426
Republic of Argentina, 0.75%, 6/9/17	USD	2,397	2,342,540
Republic of Argentina, 0.75%, 9/21/17	USD	2,239	2,172,585
Republic of Argentina, 2.40%, 3/18/18	USD	2,586	2,502,871

Total Argentina			$10,444,022

Barbados — 1.1%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,274,452
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	670,918

Total Barbados			$3,945,370

Bosnia and Herzegovina — 1.0%
Republic of Srpska, 1.50%, 6/30/23	BAM	227	$109,144
Republic of Srpska, 1.50%, 10/30/23	BAM	708	302,795
Republic of Srpska, 1.50%, 12/15/23	BAM	38	19,006
Republic of Srpska, 1.50%, 5/31/25	BAM	5,006	2,360,378
Republic of Srpska, 1.50%, 6/9/25	BAM	480	226,433
Republic of Srpska, 1.50%, 12/24/25	BAM	581	273,082
Republic of Srpska, 1.50%, 9/25/26	BAM	361	163,081
Republic of Srpska, 1.50%, 9/26/27	BAM	109	48,300

Total Bosnia and Herzegovina			$3,502,219

Brazil — 2.1%
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	18,400	$5,640,246
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,545,761

Total Brazil			$7,186,007

Colombia — 1.0%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,226,509
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,381,914

Total Colombia			$3,608,423

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	62,187	$91,602

Total Costa Rica			$91,602

Dominican Republic — 7.5%
Dominican Republic, 9.04%, 1/23/18(1)	USD	334	$348,519
Dominican Republic, 9.04%, 1/23/18(2)	USD	1,115	1,162,216
Dominican Republic, 10.375%, 3/4/22(1)	DOP	7,600	164,910
Dominican Republic, 10.40%, 5/10/19(1)	DOP	245,300	5,379,593
Dominican Republic, 13.50%, 8/4/17(1)	DOP	3,000	66,612
Dominican Republic, 14.00%, 6/8/18(1)	DOP	5,400	123,921
Dominican Republic, 15.00%, 4/5/19(1)	DOP	403,300	9,740,191
Dominican Republic, 15.95%, 6/4/21(1)	DOP	321,900	8,418,709
Dominican Republic, 16.00%, 2/10/17(1)	DOP	19,200	422,398
Dominican Republic, 16.00%, 7/10/20(1)	DOP	7,300	186,727
Dominican Republic, 16.95%, 2/4/22(1)	DOP	3,600	99,037

Total Dominican Republic			$26,112,833

Ecuador — 3.0%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$4,106,465
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	600	568,500
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	5,951,900

Total Ecuador			$10,626,865

Fiji — 0.7%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,582,662

Total Fiji			$2,582,662

Georgia — 3.9%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	210	$87,621
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	1,913	812,126
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	59,105
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	1,372,426
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	42,885
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	13,875	6,737,051
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,619,969
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,422	2,773,710

Total Georgia			$13,504,893

Greece — 0.2%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(2)	EUR	769	$778,190

Total Greece			$778,190

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

India — 1.6%
India Government Bond, 8.40%, 7/28/24	INR	350,000	$5,673,871

Total India			$5,673,871

Indonesia — 10.2%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,356,658
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	3,031,720
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	380,867
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	936,041
Indonesia Government Bond, 8.25%, 5/15/36	IDR	22,926,000	1,834,080
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,536,668
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,153,512
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,795,579
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,613,575
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,445,830
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	518,730
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,969,493
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	773,647
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,027,936

Total Indonesia			$35,374,336

Kenya — 0.7%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,717,403
Republic of Kenya, 6.875%, 6/24/24(1)	USD	669	669,836

Total Kenya			$2,387,239

Lebanon — 0.0%(3)
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	64,490	$42,909

Total Lebanon			$42,909

Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$5,432,589

Total Macedonia			$5,432,589

Mexico — 1.8%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$2,416,205
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,291,329
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,587,482

Total Mexico			$6,295,016

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)(5)	USD	905	$912,647

Total Nigeria			$912,647

Security		Principal Amount (000’s omitted)	Value

Philippines — 2.9%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$1,919,046
Republic of the Philippines, 6.25%, 1/14/36	PHP	348,000	8,318,653

Total Philippines			$10,237,699

Russia — 5.4%
Russia Government Bond, 6.40%, 5/27/20	RUB	925,671	$13,673,103
Russia Government Bond, 7.60%, 4/14/21	RUB	233,826	3,554,491
Russia Government Bond, 8.50%, 9/17/31	RUB	110,233	1,743,003

Total Russia			$18,970,597

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,648,200

Total Rwanda			$1,648,200

Serbia — 8.8%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,131,127
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,845,503
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,890,540	17,073,395
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	928,715
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	6,745,801

Total Serbia			$30,724,541

South Africa — 1.9%
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	$6,576,983

Total South Africa			$6,576,983

Sri Lanka — 7.5%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,456,717
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	336,690	2,107,600
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,197,835
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	307,000	2,035,466
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	743,000	4,866,801
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	106,340	701,706
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	38,000	246,338
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,865,517
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	342,354
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	138,797
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	925,240	6,051,714

Total Sri Lanka			$26,010,845

Suriname — 2.1%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	6,808	$7,148,400

Total Suriname			$7,148,400

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Tanzania — 1.4%
United Republic of Tanzania, 7.25%, 3/9/20(1)(6)	USD	4,578	$4,788,644

Total Tanzania			$4,788,644

Zambia — 0.7%
Zambia Government Bond, 11.00%, 9/1/19	ZMW	30,900	$2,451,551

Total Zambia			$2,451,551

Total Foreign Government Bonds (identified cost $257,854,747)			$249,535,311

Foreign Corporate Bonds — 4.4%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$399,200

Total Azerbaijan			$399,200

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$227,877

Total Colombia			$227,877

Croatia — 0.9%
Agrokor d.d., 9.125%, 2/1/20(1)	EUR	2,850	$3,261,553

Total Croatia			$3,261,553

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$950,333

Total Finland			$950,333

Georgia — 0.4%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	$1,381,070

Total Georgia			$1,381,070

India — 1.1%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$249,098
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	829,710
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	243,826
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	574,269
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	787,614

Security		Principal Amount (000’s omitted)	Value

India (continued)
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	$244,916
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	783,376

Total India			$3,712,809

Mexico — 0.3%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$315,602
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	515,623
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	303,413

Total Mexico			$1,134,638

Mongolia — 0.2%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	619	$606,620

Total Mongolia			$606,620

Russia — 0.8%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$2,975,551

Total Russia			$2,975,551

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$278,211

Total South Korea			$278,211

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$30,003
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	188,787

Total Sweden			$218,790

Total Foreign Corporate Bonds (identified cost $16,800,289)			$15,146,652

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Sovereign Loans — 0.7%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.7%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.86%, Maturing August 1, 2021(7)(8)(9)		$2,400	$2,323,234

Total Ethiopia			$2,323,234

Total Sovereign Loans (identified cost $2,228,749)			$2,323,234

Short-Term Investments — 18.0%

Foreign Government Securities — 1.8%

Security		Principal Amount (000’s omitted)	Value

El Salvador — 1.3%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	5,000	$4,758,449

Total El Salvador			$4,758,449

Georgia — 0.5%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	426	$171,289
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	3,825	1,526,566

Total Georgia			$1,697,855

Total Foreign Government Securities (identified cost $6,498,658)			$6,456,304

U.S. Treasury Obligations — 3.0%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/17/16(10)		$2,000	$1,999,848
U.S. Treasury Bill, 0.00%, 11/25/16(10)		8,300	8,299,079

Total U.S. Treasury Obligations (identified cost $10,298,814)			$10,298,927

Repurchase Agreements — 0.5%

Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.:
Dated 10/21/16 with a maturity date of 11/28/16, an interest rate of 0.72% payable by the Portfolio and repurchase proceeds of EUR 1,526,346, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,660,110.	EUR	1,527	$1,676,653

Total Repurchase Agreements (identified cost $1,661,914)			$1,676,653

Other — 12.7%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(11)		44,399,911	$44,408,791

Total Other (identified cost $44,400,479)			$44,408,791

Total Short-Term Investments (identified cost $62,859,865)			$62,840,675

Total Investments — 94.7% (identified cost $339,743,650)			$329,845,872

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security		Principal Amount (000’s omitted)	Value

Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,655,418)

Total Germany			$(1,655,418)

Total Foreign Government Bonds (proceeds $1,824,400)			$(1,655,418)

Total Securities Sold Short (proceeds $1,824,400)			$(1,655,418)

Other Assets, Less Liabilities — 5.8%			$20,113,921

Net Assets — 100.0%			$348,304,375

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments — continued

outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2016, the aggregate value of these securities is $71,929,731 or 20.7% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $15,079,936 or 4.3% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(6)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at October 31, 2016.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,292,213	RSD	528,731,960	Deutsche Bank AG	11/1/16	$—	$(10,097)
EUR	53,997	USD	58,949	JPMorgan Chase Bank, N.A.	11/1/16	327	—
EUR	2,790,201	USD	3,048,127	Goldman Sachs International	11/2/16	14,817	—
EUR	1,940,157	USD	2,119,816	Standard Chartered Bank	11/2/16	9,992	—
EUR	654,402	USD	715,000	Standard Chartered Bank	11/2/16	3,370	—
KES	55,514,000	USD	535,333	Citibank, N.A.	11/2/16	10,796	—
USD	3,102,843	EUR	2,790,201	Goldman Sachs International	11/2/16	39,899	—
USD	2,158,347	EUR	1,940,157	Standard Chartered Bank	11/2/16	28,539	—
USD	727,996	EUR	654,402	Standard Chartered Bank	11/2/16	9,626	—
USD	546,688	KES	55,514,000	Citibank, N.A.	11/2/16	559	—
KES	16,317,000	USD	157,424	Standard Chartered Bank	11/3/16	3,072	—
MXN	152,769,868	USD	8,049,628	BNP Paribas	11/3/16	33,006	—
MYR	53,364,000	USD	13,128,644	JPMorgan Chase Bank, N.A.	11/3/16	—	(408,545)
MYR	51,560,000	USD	12,865,876	JPMorgan Chase Bank, N.A.	11/3/16	—	(575,786)
USD	8,067,695	MXN	152,769,868	Bank of America, N.A.	11/3/16	—	(14,939)
USD	24,987,854	MYR	104,924,000	Barclays Bank PLC	11/3/16	—	(22,336)
PLN	7,342,000	EUR	1,697,426	Barclays Bank PLC	11/4/16	7,867	—
PLN	2,681,293	EUR	616,570	Morgan Stanley & Co. International PLC	11/4/16	6,527	—
USD	853,865	ZAR	11,652,000	Standard Chartered Bank	11/4/16	—	(9,946)
ZAR	98,463,000	USD	7,215,423	Standard Chartered Bank	11/4/16	84,044	—
RUB	285,819,040	USD	4,323,059	BNP Paribas	11/10/16	175,885	—
USD	4,236,951	RUB	280,126,000	BNP Paribas	11/10/16	—	(172,382)
USD	3,113,736	RUB	205,856,867	Citibank, N.A.	11/10/16	—	(126,561)
IDR	39,848,913,000	USD	3,012,923	JPMorgan Chase Bank, N.A.	11/14/16	37,175	—
IDR	123,711,680,000	USD	9,347,312	Standard Chartered Bank	11/14/16	121,771	—
TRY	17,378,512	USD	5,786,106	Standard Chartered Bank	11/15/16	—	(186,323)
USD	3,703,904	PHP	172,276,000	Bank of America, N.A.	11/15/16	150,192	—
USD	3,916,606	PHP	182,130,000	Goldman Sachs International	11/15/16	159,624	—
USD	2,585,965	TRY	7,766,920	Standard Chartered Bank	11/15/16	83,273	—
USD	185,835	TRY	558,155	Standard Chartered Bank	11/15/16	5,984	—
COP	48,760,140,000	USD	16,464,121	Standard Chartered Bank	11/22/16	—	(301,342)

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,566,429	RSD	326,449,739	Citibank, N.A.	11/22/16	$—	$(89,715)
EUR	2,140,599	RSD	264,492,451	Deutsche Bank AG	11/22/16	—	(5,390)
MXN	415,904,707	USD	22,724,363	Standard Chartered Bank	11/22/16	—	(766,756)
RSD	120,538,415	EUR	948,748	Citibank, N.A.	11/22/16	31,897	—
RSD	8,723,636	EUR	69,979	Deutsche Bank AG	11/22/16	862	—
USD	932,880	ZAR	12,627,000	Standard Chartered Bank	11/22/16	123	—
ZAR	4,223,849	USD	312,057	Standard Chartered Bank	11/22/16	—	(41)
TRY	587,434	USD	194,534	BNP Paribas	11/28/16	—	(5,771)
TRY	3,414,192	USD	1,143,984	BNP Paribas	11/28/16	—	(46,885)
TRY	5,149,224	USD	1,723,215	BNP Paribas	11/28/16	—	(68,589)
USD	7,250,867	TRY	21,741,000	BNP Paribas	11/28/16	264,724	—
USD	1,450,438	EUR	1,293,136	Deutsche Bank AG	11/30/16	29,306	—
BRL	126,042,770	USD	38,100,106	BNP Paribas	12/2/16	1,052,561	—
USD	1,895,994	BRL	6,096,000	Citibank, N.A.	12/2/16	2,394	—
KES	16,731,000	USD	160,013	JPMorgan Chase Bank, N.A.	12/5/16	3,559	—
USD	5,413,674	EUR	4,760,655	Goldman Sachs International	12/7/16	179,961	—
USD	12,004,403	EUR	10,599,306	Standard Chartered Bank	12/14/16	347,437	—
USD	5,849,514	TRY	17,732,216	BNP Paribas	12/19/16	176,525	—
EUR	18,756,818	USD	21,149,250	Goldman Sachs International	12/21/16	—	(512,933)
USD	1,549,309	EUR	1,377,457	Goldman Sachs International	12/27/16	33,332	—
USD	520,218	EUR	461,588	Goldman Sachs International	12/27/16	12,212	—
USD	493,112	EUR	438,286	Goldman Sachs International	12/27/16	10,751	—
USD	538,435	EUR	487,203	Goldman Sachs International	12/27/16	2,238	—
USD	320,267	EUR	289,313	Goldman Sachs International	12/27/16	1,860	—
USD	4,087,890	BRL	18,400,000	Citibank, N.A.	1/5/17	—	(1,567,093)
COP	20,436,000,000	USD	6,895,900	The Bank of Nova Scotia	1/13/17	—	(170,464)
MXN	152,769,868	USD	8,005,841	Bank of America, N.A.	1/13/17	14,312	—
MXN	107,180,000	USD	5,623,000	Bank of America, N.A.	1/13/17	3,765	—
MXN	23,274,000	USD	1,233,452	Bank of America, N.A.	1/13/17	—	(11,607)
MXN	7,983,171	USD	435,667	Bank of America, N.A.	1/13/17	—	(16,565)
USD	8,117,453	MXN	148,744,202	Bank of America, N.A.	1/13/17	308,639	—
IDR	7,352,068,000	USD	554,999	Barclays Bank PLC	1/17/17	2,740	—
INR	355,210,000	USD	5,245,662	Standard Chartered Bank	1/19/17	23,448	—
INR	187,333,000	USD	2,767,309	Standard Chartered Bank	1/19/17	11,549	—
USD	5,352,920	INR	362,473,000	Standard Chartered Bank	1/19/17	—	(23,927)
PLN	63,079,555	USD	15,837,264	Citibank, N.A.	1/25/17	216,581	—
USD	59,175	EUR	53,997	JPMorgan Chase Bank, N.A.	1/25/17	—	(334)
USD	733,677	EUR	668,712	JPMorgan Chase Bank, N.A.	1/25/17	—	(3,297)
RON	66,992,499	EUR	14,883,914	BNP Paribas	1/30/17	—	(55,660)
MYR	104,924,000	USD	24,913,689	Barclays Bank PLC	2/2/17	5,917	—
KES	283,190,000	USD	2,676,654	Citibank, N.A.	2/6/17	62,195	—
RUB	415,039,000	USD	6,430,227	BNP Paribas	2/6/17	—	(34,657)
RUB	482,488,671	USD	7,576,472	Citibank, N.A.	2/6/17	—	(141,532)
USD	7,494,795	RUB	483,751,530	BNP Paribas	2/6/17	40,395	—
USD	4,699,616	EUR	4,295,142	Standard Chartered Bank	2/8/17	—	(36,998)

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,661,253	EUR	8,834,236	Standard Chartered Bank	2/8/17	$—	$(80,999)
USD	3,062,832	EUR	2,790,201	Goldman Sachs International	2/15/17	—	(15,146)
USD	718,448	EUR	654,402	Standard Chartered Bank	2/15/17	—	(3,447)
USD	2,130,040	EUR	1,940,157	Standard Chartered Bank	2/15/17	—	(10,221)
KES	30,426,000	USD	288,809	ICBC Standard Bank plc	3/8/17	3,990	—
KES	27,303,000	USD	259,042	Standard Chartered Bank	3/9/17	3,660	—
KES	44,532,000	USD	422,104	Citibank, N.A.	3/13/17	6,087	—
RON	7,082,000	EUR	1,564,772	BNP Paribas	5/17/17	—	(1,874)

						$3,839,365	$(5,498,158)

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)

11/4/16	COP	21,254,100	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$6,891,441	$70,779

11/4/16	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,206,841	(35,933)

1/20/17	COP	6,529,700	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	2,133,937	(3,995)

1/20/17	COP	6,269,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	1,856,472	19,079
1/20/17	COP	15,764,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	6,162,564	22,679

						$72,609

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
IMM 10-Year Interest Rate Swap	10	Long	Dec-16	$985,421	$999,034	$13,613
U.S. 5-Year Deliverable Interest Rate Swap	47	Short	Dec-16	(4,755,446)	(4,727,907)	27,539
U.S. 10-Year Deliverable Interest Rate Swap	127	Short	Dec-16	(12,878,676)	(12,711,906)	166,770

						$207,922

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	67,771		Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$(65,151)
CME Group, Inc.	MXN	130,000		Pays	Mexico Interbank TIIE 28 Day	6.21		6/29/26	(142,861)
CME Group, Inc.	MXN	54,241		Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(68,168)
CME Group, Inc.	MXN	96,672		Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(119,514)
CME Group, Inc	MXN	103,450		Pays	Mexico Interbank TIIE 28 Day	6.46		9/24/26	(17,124)
LCH.Clearnet(1)	EUR	585		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	12/21/19	649
LCH.Clearnet(1)	EUR	21,690		Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	144,944
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(2)
LCH.Clearnet(1)	EUR	3,440		Receives	6-month Euro Interbank Offered Rate	0.75	(2)	12/21/26	51,984
LCH.Clearnet	PLN	16,000		Pays	6-month PLN WIBOR	3.44		5/9/19	190,457
LCH.Clearnet	PLN	21,430		Pays	6-month PLN WIBOR	3.25		6/5/19	223,354
LCH.Clearnet	PLN	4,106		Pays	6-month PLN WIBOR	1.78		2/27/20	4,477
LCH.Clearnet	PLN	6,426		Pays	6-month PLN WIBOR	1.72		2/27/20	3,642
LCH.Clearnet	PLN	2,300		Pays	6-month PLN WIBOR	5.36		7/30/20	76,342
LCH.Clearnet	PLN	4,400		Pays	6-month PLN WIBOR	2.19		10/28/21	3,593
LCH.Clearnet	PLN	11,400		Pays	6-month PLN WIBOR	2.44		10/28/24	9,065
LCH.Clearnet(1)	USD	2,104		Receives	3-month USD-LIBOR-BBA	1.25	(2)	12/21/18	1,857
LCH.Clearnet	USD	4,180		Receives	3-month USD-LIBOR-BBA	1.54		10/7/26	54,310
LCH.Clearnet	ZAR	72,130		Pays	3-month ZAR JIBAR	8.38		3/18/21	147,734
LCH.Clearnet	ZAR	68,770		Pays	3-month ZAR JIBAR	8.79		3/18/26	236,967
LCH.Clearnet	ZAR	54,320		Pays	3-month ZAR JIBAR	8.12		10/6/26	(2,856)

									$733,699

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$829,145
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	21,710
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	104,155
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	361,864
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(70,439)
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	9,651
Credit Suisse International	RUB	256,671	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	95,062
Credit Suisse International	RUB	85,557	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	28,094
Credit Suisse International	RUB	128,336	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	38,616
Credit Suisse International	RUB	83,880	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	24,242
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(52,098)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	116,334

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80%	11/18/16	$7,786
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	98,376
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/24/17	33,231
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(2,739)
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	63,285
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	468,990
Goldman Sachs International	RUB	802,075	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	1,214,235
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	110,878
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	133,599
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	30,313
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	38,258
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	64,142
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	141,295
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	151,079
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58	1/2/19	1,357,995
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	165,175
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	111,288
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	233,685
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	28,723
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	30,191
Standard Chartered Bank	CNY	45,078	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(54,510)
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(16,367)

							$5,915,244

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Markets Index Series 26	ICE Clear Credit	$100	1.00	%(1)	12/20/21	2.42%	$(6,470)	$6,650	$180

Total		$100					$(6,470)	$6,650	$180

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation

South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$2,452	$(2,865)	$(413)
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	2,106	(2,109)	(3)

Total						$4,558	$(4,974)	$(416)

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00	%(1)	6/20/22	3.12%	$(164,405)	$162,078	$(2,327)
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	0.49	14,804	15,078	29,882
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	0.49	17,309	6,922	24,231
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	0.49	5,238	2,782	8,020
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	0.49	3,872	1,833	5,705
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	0.49	2,562	2,024	4,586
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	0.49	2,454	1,808	4,262
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	0.49	6,491	4,496	10,987
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	0.49	4,270	3,497	7,767
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	0.49	7,402	8,169	15,571
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	0.49	11,387	11,599	22,986
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	0.49	4,612	5,218	9,830
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	0.49	2,904	3,121	6,025
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	0.49	28,468	13,510	41,978
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	0.49	2,277	1,382	3,659
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	0.69	30,299	34,390	64,689
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	1.61	(121,587)	182,242	60,655
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	1.61	(51,312)	75,900	24,588

Total		$38,868					$(192,955)	$536,049	$343,094

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Goldman Sachs International	$2,471	1.00	%(1)	6/20/18	$103,042	$(108,805)	$(5,763)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(5,425)	5,179	(246)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(5,021)	4,433	(588)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	27,279	(40,379)	(13,100)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	5,093	(4,360)	733
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	29,141	(12,344)	16,797
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	19,741	(9,172)	10,569
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	5,094	(5,041)	53
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	2,222	(1,351)	871
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	28,201	(12,615)	15,586
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	21,245	(8,966)	12,279
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	2,222	(1,482)	740
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	2,222	(1,803)	419
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	29,141	(13,124)	16,017
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	29,705	(14,059)	15,646
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	31,585	(18,373)	13,212

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank AG	$500	1.00	%(1)	9/20/20	$16,295	$(11,047)	$5,248
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	22,937	(10,088)	12,849
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	30,645	(13,751)	16,894
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	30,833	(14,059)	16,774
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	1,698	(1,992)	(294)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	1,698	(2,390)	(692)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	2,222	(1,456)	766
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	2,222	(1,508)	714
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	2,222	(2,084)	138

Total						$436,259	$(300,637)	$135,622

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $38,968,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(2,406,520)
Goldman Sachs International	9.51% on TRY 43,482,000 plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 plus TRY 43,482,000	7/29/23	136,082
Goldman Sachs International	9.56% on TRY 16,903,000 plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 plus TRY 16,903,000	7/28/23	88,415

				$(2,182,023)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Currency Abbreviations:

ALL	–	Albanian Lek
BAM	–	Bosnia-Herzegovina Convertible Mark
BRL	–	Brazilian Real
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GEL	–	Georgian Lari
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound

LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
TRY	–	New Turkish Lira
USD	–	United States Dollar
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $295,343,171)	$285,437,081
Affiliated investment, at value (identified cost, $44,400,479)	44,408,791
Cash	4,197,719
Restricted cash*	2,997,106
Foreign currency, at value (identified cost, $6,608,019)	6,619,279
Interest receivable	5,737,218
Receivable for investments sold	396,512
Receivable for variation margin on open centrally cleared swap contracts	112,224
Receivable for open forward foreign currency exchange contracts	3,839,365
Receivable for open swap contracts	6,837,620
Receivable for closed swap contracts	65
Premium paid on open non-centrally cleared swap contracts	310,249
Receivable for open non-deliverable bond forward contracts	112,537
Tax reclaims receivable	4,103
Total assets	$361,009,869

Liabilities
Cash collateral due to brokers	$460,611
Payable for reverse repurchase agreements	815,160
Payable for investments purchased	60,324
Payable for securities sold short, at value (proceeds, $1,824,400)	1,655,418
Payable for variation margin on open futures contracts	20,050
Payable for open forward foreign currency exchange contracts	5,498,158
Payable for open swap contracts	2,625,683
Premium received on open non-centrally cleared swap contracts	545,661
Payable for open non-deliverable bond forward contracts	39,928
Payable to affiliates:
Investment adviser fee	190,764
Trustees’ fees	1,433
Interest payable on securities sold short	4,786
Accrued foreign capital gains taxes	398,719
Accrued expenses	388,799
Total liabilities	$12,705,494
Net Assets applicable to investors’ interest in Portfolio	$348,304,375

Sources of Net Assets
Investors’ capital	$354,803,166
Net unrealized depreciation	(6,498,791)
Total	$348,304,375

*	Represents restricted cash on deposit at the brokers for open derivative contracts.

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Statement of Operations

Investment Income	Year Ended October 31, 2016
Interest (net of foreign taxes, $686,189)	$20,640,650
Interest allocated from/dividends from affiliated investment	109,002
Expenses allocated from affiliated investment	(2,501)
Total investment income	$20,747,151

Expenses
Investment adviser fee	$1,967,480
Trustees’ fees and expenses	16,123
Custodian fee	477,008
Legal and accounting services	122,163
Interest expense and fees	142,666
Interest expense on securities sold short	6,293
Miscellaneous	17,334
Total expenses	$2,749,067

Net investment income	$17,998,084

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(24,654,448)
Investment transactions in/allocated from affiliated investment	1,327
Written options	419,810
Futures contracts	(1,871,508)
Swap contracts	2,156,421
Foreign currency and forward foreign currency exchange contract transactions	5,223,458
Non-deliverable bond forward contracts	542,962
Net realized loss	$(18,181,978)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $344,722)	$36,427,478
Investments — affiliated investment	8,312
Securities sold short	10,775
Futures contracts	722,076
Swap contracts	7,173,191
Foreign currency and forward foreign currency exchange contracts	679,972
Non-deliverable bond forward contracts	68,384

Net change in unrealized appreciation (depreciation)	$45,090,188

Net realized and unrealized gain	$26,908,210

Net increase in net assets from operations	$44,906,294

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015(1)
From operations —
Net investment income	$17,998,084	$18,896,153
Net realized loss from investment transactions, written options, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(18,181,978)	(66,600,812)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	45,090,188	(16,073,233)
Net increase (decrease) in net assets from operations	$44,906,294	$(63,777,892)
Capital transactions —
Contributions	$72,011,608	$46,541,486
Withdrawals	(48,665,725)	(126,243,214)
Net increase (decrease) in net assets from capital transactions	$23,345,883	$(79,701,728)

Net increase (decrease) in net assets	$68,252,177	$(143,479,620)

Net Assets
At beginning of year	$280,052,198	$423,531,818
At end of year	$348,304,375	$280,052,198

(1)	Includes the accounts of the Subsidiary through March 27, 2015, as discussed in Note 1.

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016	2015	2014		2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.91%	0.95%	0.92%		0.97%	0.97%
Net investment income	5.94%	5.88%	5.53%		5.25%	5.53%
Portfolio Turnover	73%	47%	97%		27%	24%

Total Return	16.39%	(17.07)%	0.00	%(3)	(3.10)%	7.78%

Net assets, end of year (000’s omitted)	$348,304	$280,052	$423,532		$564,863	$775,093

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.05%, 0.07%, 0.06%, 0.14% and 0.15% for the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(3)	Amount is less than 0.005%.

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 81.9%, 13.0%, 2.8% and 2.3%, respectively, in the Portfolio.

Prior to March 28, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on March 27, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and securities, were transferred to the Portfolio with no gain or loss for financial reporting purposes. As of October 31, 2015, the Subsidiary had been dissolved with the Cayman Islands authorities. The accompanying financial statements include the accounts of the Subsidiary through March 27, 2015. Intercompany balances and transactions were eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained

35

Emerging Markets Local Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

36

Emerging Markets Local Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that

37

Emerging Markets Local Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

R  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is

38

Emerging Markets Local Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

payable monthly. For the year ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $1,967,480 or 0.65% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $183,185,452 and $176,894,728, respectively, for the year ended October 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$341,604,305

Gross unrealized appreciation	$8,999,362
Gross unrealized depreciation	(20,757,795)

Net unrealized depreciation	$(11,758,433)

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency transactions, securities sold short and accrued foreign capital gains taxes at October 31, 2016 on a federal income tax basis was $1,203,150.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2016 is included in the Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the year ended October 31, 2016 was as follows:

	Principal Amount of Contracts (000’s Omitted)	Premiums Received

Outstanding, beginning of year	$—	$—
Options written	38,200	419,810
Options expired	(38,200)	(419,810)

Outstanding, end of year	$—	$—

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

39

Emerging Markets Local Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $8,488,509. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,729,498 at October 31, 2016.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2016.

40

Emerging Markets Local Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$180	$—	$1,357,297	$1,357,477
Receivable for open forward foreign currency exchange contracts	—	3,839,365	—	3,839,365
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	591,054	—	6,335,894	6,926,948
Receivable for open non-deliverable bond forward contracts	—	—	112,537	112,537

Total Asset Derivatives	$591,234	$3,839,365	$7,805,728	$12,236,327

Derivatives not subject to master netting or similar agreements	$180	$—	$1,357,297	$1,357,477

Total Asset Derivatives subject to master netting or similar agreements	$591,054	$3,839,365	$6,448,431	$10,878,850
Net unrealized depreciation*	$(416)	$—	$(415,676)	$(416,092)
Payable for open forward foreign currency exchange contracts	—	(5,498,158)	—	(5,498,158)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(347,750)	—	(2,602,673)	(2,950,423)
Payable for open non-deliverable bond forward contracts	—	—	(39,928)	(39,928)

Total Liability Derivatives	$(348,166)	$(5,498,158)	$(3,058,277)	$(8,904,601)

Derivatives not subject to master netting or similar agreements	$(416)	$—	$(415,676)	$(416,092)

Total Liability Derivatives subject to master netting or similar agreements	$(347,750)	$(5,498,158)	$(2,642,601)	$(8,488,509)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

41

Emerging Markets Local Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$1,919,279	$(43,111)	$(1,829,574)	$—	$46,594
Barclays Bank PLC	78,302	(78,302)	—	—	—
BNP Paribas	1,753,857	(385,818)	(1,368,039)	—	—
Citibank, N.A.	330,509	(330,509)	—	—	—
Credit Suisse International	297,942	—	(297,942)	—	—
Deutsche Bank AG	453,663	(453,663)	—	—	—
Goldman Sachs International	2,593,125	(541,264)	(2,051,861)	—	—
HSBC Bank USA, N.A.	271,756	—	(271,756)	—	—
ICBC Standard Bank plc	3,990	—	—	—	3,990
JPMorgan Chase Bank, N.A.	476,210	(476,210)	—	—	—
Morgan Stanley & Co. International PLC	1,529,697	—	(1,529,697)	—	—
Nomura International PLC	434,632	—	(434,632)	—	—
Standard Chartered Bank	735,888	(735,888)	—	—	—

	$10,878,850	$(3,044,765)	$(7,783,501)	$—	$50,584

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(43,111)	$43,111	$—	$—	$—
Barclays Bank PLC	(214,362)	78,302	—	—	(136,060)
BNP Paribas	(385,818)	385,818	—	—	—
Citibank, N.A.	(1,924,901)	330,509	1,594,392	—	—
Deutsche Bank AG	(2,729,750)	453,663	2,211,754	—	(64,333)
Goldman Sachs International	(541,264)	541,264	—	—	—
JPMorgan Chase Bank, N.A.	(987,962)	476,210	350,961	—	(160,791)
Standard Chartered Bank	(1,474,510)	735,888	312,965	—	(425,657)
The Bank of Nova Scotia	(186,831)	—	—	—	(186,831)

	$(8,488,509)	$3,044,765	$4,470,072	$—	$(973,672)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at October 31, 2016 is included at Note 7.

42

Emerging Markets Local Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2016 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$(299,520)	$—
Futures contracts	—	—	(1,871,508)
Written options	—	419,810	—
Swap contracts	(89,543)	—	2,245,964
Foreign currency and forward foreign currency exchange contract transactions	—	5,391,397	—
Non-deliverable bond forward contracts	—	—	542,962

Total	$(89,543)	$5,511,687	$917,418

Change in unrealized appreciation (depreciation) —
Futures contracts	$—	$—	$722,076
Swap contracts	696,687		6,476,504
Foreign currency and forward foreign currency exchange contracts	—	498,408	—
Non-deliverable bond forward contracts	—	—	68,384

Total	$696,687	$498,408	$7,266,964

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Swap Contracts

$965,000	$25,866,000	$453,746,000	$12,900,000	$307,138,000

The average principal amount of purchased currency options contracts outstanding during the year ended October 31, 2016, which is indicative of the volume of this derivative type, was approximately $1,705,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2016.

43

Emerging Markets Local Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A.	10/24/16	On Demand	(0.75)%	$815,160	$815,160	$912,647

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the year ended October 31, 2016, the average borrowings under settled reverse repurchase agreements and the average interest rate were approximately $4,189,000 and 1.82%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2016.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2016.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

JPMorgan Chase Bank, N.A.	$1,676,653	$(815,160)	$(861,493)	$—

	$1,676,653	$(815,160)	$(861,493)	$—

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank, N.A.	$(815,160)	$815,160	$—	$—

	$(815,160)	$815,160	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

44

Emerging Markets Local Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$249,535,311	$—	$249,535,311
Foreign Corporate Bonds	—	15,146,652	—	15,146,652
Sovereign Loans	—	—	2,323,234	2,323,234
Short-Term Investments —
Foreign Government Securities	—	6,456,304	—	6,456,304
U.S. Treasury Obligations	—	10,298,927	—	10,298,927
Repurchase Agreements	—	1,676,653	—	1,676,653
Other	—	44,408,791	—	44,408,791

Total Investments	$—	$327,522,638	$2,323,234	$329,845,872

Forward Foreign Currency Exchange Contracts	$—	$3,839,365	$—	$3,839,365
Non-deliverable Bond Forward Contracts	—	112,537	—	112,537
Futures Contracts	207,922	—	—	207,922
Swap Contracts	—	8,080,881	—	8,080,881

Total	$207,922	$339,555,421	$2,323,234	$342,086,577

Liability Description
Securities Sold Short	$—	$(1,655,418)	$—	$(1,655,418)
Forward Foreign Currency Exchange Contracts	—	(5,498,158)	—	(5,498,158)
Non-deliverable Bond Forward Contracts	—	(39,928)	—	(39,928)
Swap Contracts	—	(3,372,569)	—	(3,372,569)

Total	$—	$(10,566,073)	$—	$(10,566,073)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2016 is not presented. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

45

Emerging Markets Local Income Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and sovereign loans owned as of October 31, 2016, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Local Income Portfolio as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2016

46

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman
(2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President
(2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds)
(2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm)
(1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at
Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

47

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers)
(a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals)
(2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

48

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael A. Cirami 1975	President of the Portfolio	2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

(4)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040    10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/15	10/31/16
Audit Fees	$88,950	$85,571
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$30,299	$26,759
All Other Fees(3)	$0	$0

Total	$119,249	$112,330

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$30,299	$26,759
Eaton Vance(1)	$46,000	$56,434

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2016

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	December 21, 2016